Series B Warrant	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Series B Warrant
Series B Warrant

4. Series B Warrant

        The Company was a party to a derivative financial instrument in which it issued a Series B warrant allowing the holder to purchase 50,750 shares of Series B preferred stock. The warrant was issued in conjunction with a long-term debt borrowing in 2008. The warrant had a term of 10 years and a stated exercise price of $1.18 per share and could be exercised in whole or in part at any time. The warrant included a cashless exercise option which allowed the holder to receive fewer shares of Series B preferred stock in exchange for the warrant rather than paying cash to exercise. As of December 31, 2011, the warrant was classified as a liability in the accompanying consolidated balance sheet and adjusted to fair value due to the fact that it was exercisable into a redeemable security.

        The fair value of the warrant was estimated to be $183,000 at December 31, 2011. On April 3, 2012, upon closing of the Company's IPO, the warrant converted from a warrant to purchase Series B preferred stock to a warrant to purchase common stock and the liability at its then fair value of $1.0 million was reclassified to additional paid-in capital. Prior to this date, all changes in the fair value of the warrant were recorded in other income (expense) in the accompanying unaudited consolidated statements of operations. The Company recorded other expense of $26,000 for the six months ended June 30, 2011 related to the fair value adjustment of the warrant.

        The Company recorded other expense of $1.1 million for the six months ended June 30, 2012 related to the fair value adjustment of the warrant. No further changes in fair value will be recognized in other income (expense).

8. Series B Warrant

        The Company is a party to a derivative financial instrument in which it issued a Series B warrant allowing the holder to purchase 50,750 shares of Series B preferred stock. The warrant was issued in conjunction with the 2008 long-term debt borrowing (see Note 7). The warrant has a term of 10 years and a stated exercise price of $1.18 per share and may be exercised in whole or in part at any time. The warrant also includes a cashless exercise option which allows the holder to receive fewer shares of Series B preferred stock in exchange for the warrant rather than paying cash to exercise. The warrant is classified as a liability in the accompanying consolidated balance sheets and adjusted to fair value due to the fact that it is currently exercisable into a redeemable security.

        The fair value of the warrant was estimated to be $105,000 and $183,000 at December 31, 2010 and 2011, respectively. For the years ended December 31, 2009, 2010, and 2011, all changes in the fair value of the warrant were recorded in other expense in the accompanying consolidated statement of operations. The Company recorded expense of $0, $79,000, and $78,000 for the years ended December 31, 2009, 2010, and 2011, respectively, related to the fair value adjustment of the warrant.